Financial risk	12 Months Ended
Dec. 31, 2021
Disclosure of credit risk exposure [abstract]
Financial risk
This note presents information about the Bank’s exposure to financial risks and the Bank’s management of capital.
A.    Credit risk
i.    Credit quality analysis
The following tables set out information about the credit quality of financial assets measured at amortized cost, and debt instruments at FVOCI. Unless specifically indicated, for financial assets the amounts in the table represent the outstanding balances. For loan commitments and financial guarantee contracts, the amounts in the table represent the amounts committed or guaranteed, respectively. Explanation of the terms ‘Stage 1’, ‘Stage 2’ and ‘Stage 3’ is included in Note 3.4 (J).
Loans at amortized cost, outstanding balance

	December 31, 2021
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	3,016,938	—	—	3,016,938
Grades 5 - 6	0.75 - 3.80	2,466,348	57,799	—	2,524,147
Grades 7 - 8	3.81 - 34.51	99,807	83,120	10,593	193,520
Grades 9 - 10	34.52 - 100	—	—	—	—
		5,583,093	140,919	10,593	5,734,605
Loss allowance		(20,115)	(16,175)	(5,186)	(41,476)
Total		5,562,978	124,744	5,407	5,693,129

	December 31, 2020
	PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	2,582,794	—	—	2,582,794
Grades 5 - 6	0.75 - 3.95	1,928,142	167,996	—	2,096,138
Grades 7 - 8	3.96 - 30.67	102,532	119,340	10,593	232,465
Grades 9 - 10	30.68 - 100	—	—	—	—
		4,613,468	287,336	10,593	4,911,397
Loss allowance		(16,661)	(19,916)	(4,588)	(41,165)
Total		4,596,807	267,420	6,005	4,870,232
A.    Credit risk (continued)
Loan commitments, financial guarantees issued and customers’ liabilities under acceptances

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	257,831	—	—	257,831
Grades 5 - 6	0.75 - 3.80	172,993	21,400	—	194,393
Grades 7 - 8	3.81 - 34.51	151,535	—	—	151,535
		582,359	21,400	—	603,759

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	54,185	—	—	54,185
Grades 5 - 6	0.75 - 3.80	6,903	—	—	6,903
Grades 7 - 8	3.81 - 34.51	140,427	—	—	140,427
		201,515	—	—	201,515
		783,874	21,400	—	805,274
Loss allowance		(3,472)	(331)	—	(3,803)
Total		780,402	21,069	—	801,471

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Commitments and contingencies
Grades 1 - 4	0.03 - 0.74	245,927	—	—	245,927
Grades 5 - 6	0.75 - 3.95	198,638	38,446	—	237,084
Grades 7 - 8	3.96 - 30.67	81,887	—	—	81,887
		526,452	38,446	—	564,898

Customers' liabilities under acceptances
Grades 1 - 4	0.03 - 0.74	1,498	—	—	1,498
Grades 5 - 6	0.75 - 3.95	723	—	—	723
Grades 7 - 8	3.96 - 30.67	72,145	—	—	72,145
		74,366	—	—	74,366
		600,818	38,446	—	639,264
Loss allowance		(2,426)	(478)	—	(2,904)
Total		598,392	37,968	—	636,360
A.    Credit risk (continued)
Securities at amortized cost

	December 31, 2021
	12-month DP Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	453,627	—	—	453,627
Grades 5 - 6	0.75 - 3.80	177,496	—	—	177,496
		631,123	—	—	631,123
Loss allowance		(1,790)	—	—	(1,790)
Total		629,333	—	—	629,333

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	108,505	—	—	108,505
Grades 5 - 6	0.75 - 3.95	50,562	5,007	—	55,569
		159,067	5,007	—	164,074
Loss allowance		(462)	(33)	—	(495)
Total		158,605	4,974	—	163,579
Securities at fair value through other comprehensive income (FVOCI)

	December 31, 2021
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	193,488	—	—	193,488
		193,488	—	—	193,488
Loss allowance		(26)	—	—	(26)
Total		193,462	—	—	193,462

	December 31, 2020
	12-month PD Ranges	Stage 1	Stage 2	Stage 3	Total
Grades 1 - 4	0.03 - 0.74	231,348	—	—	231,348
		231,348	—	—	231,348
Loss allowance		(43)	—	—	(43)
Total		231,305	—	—	231,305
A.    Credit risk (continued)
The following table presents an analysis of counterparty credit exposures arising from derivative transactions. The Bank's derivative fair values are generally secured by cash.

	December 31, 2021
	Notional value USD	Derivative financial instruments - fair value asset	Derivative financial instruments - fair value liabilities
Interest rate swaps	60,000	1,282	(538)
Cross-currency swaps	883,931	9,523	(27,917)
Foreign exchange forwards	—	—	—
Total	943,931	10,805	(28,455)

	December 31, 2020
	Notional value USD	Derivative financial instruments - fair value asset	Derivative financial instruments - fair value liabilities
Interest rate swaps	145,667	1,831	(1,774)
Cross-currency swaps	565,997	25,947	(3,848)
Foreign exchange forwards	71,353	—	(3,589)
Total	783,017	27,778	(9,211)
ii.    Collateral and other credit enhancements
The amount and type of collateral required depends on an assessment of the credit risk of the counterparty. Guidelines are in place covering the acceptability and valuation of each type of collateral.
Derivatives and repurchase agreements
In the ordinary course of business, the Bank enters into derivative financial instrument transactions and securities sold under repurchase agreements under industry standard agreements. Depending on the collateral requirements stated in the contracts, the Bank and counterparties can receive or deliver collateral based on the fair value of the financial instruments transacted between parties. Collateral typically consists of pledged cash deposits and securities. The master netting agreements include clauses that, in the event of default, provide for close-out netting, which allows all positions with the defaulting counterparty to be terminated and net settled with a single payment amount.
The International Swaps and Derivatives Association master agreement (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the consolidated statement of financial position. This is because they create for the parties to the agreement a right of set-off of recognized amounts that is enforceable only following an event of default, insolvency or bankruptcy of the Bank or the counterparties or following other predetermined events.
Such arrangements provide for single net settlement of all financial instruments covered only by the agreements in the event of default on any one contract. Master netting arrangements do not normally result in an offset of balance–sheet assets and liabilities unless certain conditions for offsetting are met.
A.    Credit risk (continued)
Although master netting arrangements may significantly reduce credit risk, it should be noted that:
-    Credit risk is eliminated only to the extent that amounts due to the same counterparty will be settled after the assets are realized.
-    The extent to which overall credit risk is reduced may change substantially within a short period because the exposure is affected by each transaction subject to the arrangement.
Loans

The main types of collateral obtained for commercial lending are as follows:
-    Liens on real estate property, inventory and trade receivables.

The Bank also obtains guarantees from parent companies for loans to their subsidiaries. Management monitors the market value of collateral and will request additional collateral in accordance with the underlying agreement. It is the Bank’s policy to dispose of repossessed property in an orderly fashion. The proceeds are used to reduce or repay the outstanding claim. In general, the Bank does not occupy repossessed property or received in lieu of payment, for business use.
The Bank holds guarantees and other financial credit enhancements against certain exposures in the loan portfolio. As of December 31, 2021, and 2020, the coverage ratio to the carrying amount of the loan portfolio was 12%.

iii.    Incorporation of forward-looking information
The Bank incorporates information of the economic environments on a forward-looking view, when assessing whether the credit risk of a financial instrument has significantly increased since initial recognition through customer and country risk rating models which include projections of the inputs under analysis.
Supplementary, for the expected credit loss measurement, the results of the “alert model” can be considered, which are analyzed through a severity indicator to total risk resulting from the estimates and assumptions of several macroeconomics factors. These estimates and assumptions are supported by a central scenario. Other scenarios represent upside and downside results. The implementation and interpretation of the outcomes of the alert are based on the expert judgment of management, based on suggestions of areas such as Credit Risk, Economic Studies and Loan Recovery of the Bank.
The external information could include economic data and projections published by governmental committees, monetary agencies (for example, Federal Reserve Bank and from countries where the Bank operates), supranational organizations (International Monetary Fund, The World Bank, World Trade Organization), private sector, academic projections, credit rating agencies, among other.
Main macroeconomies variables of the country rating model with forward-looking scenarios are:

Variables	Description
GDP Growth (Var. %)	% Variation in the growth of the Gross Domestic Product (GDP)

ComEx Growth (Var. %)	% Variation in foreign trade growth (Exp. + Imp.)
The model uses, as main inputs, the following macroeconomic variables: the percentage variation of the gross domestic product of Latin America and the percentage of the foreign trade growth index. The main movements and changes in the variables are analyzed, in general and in particular for each country in the region. This historical and projected information over a period of five years allows Management a complementary means to estimate the macroeconomic effects in the Bank's portfolio.
A.    Credit risk (continued)
The table below lists the macroeconomic assumptions by country used in the central, upside and downside scenarios over the five-year forecasted average available for each reporting period.

		Variable
		GDP Growth (Var.% )		ComEx Growth Index (Var.% )
Country	Scenario	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
	Central	2.7%	0.7%	9.5%	4.0%
Brazil	Upside	3.7%	1.7%	13.0%	7.5%
	Downside	1.3%	-0.7%	5.5%	0.0%
	Central	4.6%	1.4%	10.7%	4.6%
Colombia	Upside	5.7%	2.5%	13.7%	7.6%
	Downside	3.3%	0.1%	7.2%	1.1%
	Central	3.0%	0.2%	9.4%	3.5%
Mexico	Upside	4.0%	1.2%	13.4%	7.5%
	Downside	1.8%	-1.0%	4.9%	-1.0%
	Central	3.4%	1.5%	12.4%	6.4%
Chile	Upside	4.5%	2.6%	15.9%	9.9%
	Downside	2.2%	0.3%	8.4%	2.4%
	Central	6.2%	4.8%	11.0%	9.5%
Dominican Republic	Upside	7.4%	6.0%	14.5%	13.0%
	Downside	4.9%	3.5%	7.0%	5.5%
	Central	3.5%	2.5%	8.1%	4.2%
Guatemala	Upside	4.5%	3.5%	11.1%	7.2%
	Downside	2.3%	1.3%	4.6%	0.7%
	Central	4.9%	1.4%	11.7%	5.1%
Peru	Upside	5.9%	2.4%	15.2%	8.6%
	Downside	3.7%	0.2%	7.7%	1.1%
	Central	2.3%	-0.2%	8.7%	2.7%
Ecuador	Upside	3.3%	0.8%	11.7%	5.7%
	Downside	0.8%	-1.7%	5.2%	-0.8%
iv.    Loss allowances
The following tables show reconciliations from the opening to the closing balance of the loss allowance by class of financial instrument. The basis for determining transfers due to changes in credit risk is set out in our accounting policy in Note 3.4(J)
A.    Credit risk (continued)
Loans at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165
Transfer to lifetime expected credit losses	(158)	158	—	—
Transfer to 12-month expected credit losses	243	(243)	—	—
Net effect of changes in allowance for expected credit losses	(874)	(2,041)	438	(2,477)
Financial instruments that have been derecognized during the year	(13,100)	(1,615)	—	(14,715)
New instruments originated or purchased	17,343	—	—	17,343
Write-offs	—	—	—	—
Recoveries	—	—	160	160
Allowance for expected credit losses as of December 31, 2021	20,115	16,175	5,186	41,476

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	28,892	15,842	54,573	99,307
Transfer to lifetime expected credit losses	(886)	886	—	—
Transfer to credit-impaired financial instruments	—	(2,100)	2,100	—
Net effect of changes in allowance for expected credit losses	134	13,443	(118)	13,459
Financial instruments that have been derecognized during the year	(24,307)	(3,729)	—	(28,036)
New instruments originated or purchased	12,828	—	—	12,828
Write-offs	—	(4,426)	(52,106)	(56,532)
Recoveries	—	—	139	139
Allowance for expected credit losses as of December 31, 2020	16,661	19,916	4,588	41,165
A.    Credit risk (continued)
Loan commitments, financial guarantee contracts and customers’ liabilities under acceptances
The allowance for expected credit losses on loan commitments and financial guarantee contracts reflects the Bank’s management estimate of expected credit losses of customers’ liabilities under acceptances and contingent liabilities such as: confirmed letters of credit, stand-by letters of credit, guarantees, and credit commitments.

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904
Transfer to lifetime expected credit losses	(53)	53	—	—
Transfer to 12-month expected credit losses	87	(87)	—	—
Net effect of changes in reserve for expected credit losses	(96)	42	—	(54)
Financial instruments that have been derecognized during the year	(1,793)	(155)	—	(1,948)
New instruments originated or purchased	2,901	—	—	2,901
Allowance for expected credit losses as of December 31, 2021	3,472	331	—	3,803

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	2,683	361	—	3,044
Transfer to lifetime expected credit losses	(96)	96	—	—
Net effect of changes in reserve for expected credit losses	37	42	—	79
Financial instruments that have been derecognized during the year	(1,864)	(21)	—	(1,885)
New instruments originated or purchased	1,666	—	—	1,666
Allowance for expected credit losses as of December 31, 2020	2,426	478	—	2,904
Securities at amortized cost

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	462	33	—	495
Net effect of changes in allowance for expected credit losses	(20)	—	—	(20)
Financial instruments that have been derecognized during the year	(160)	(33)	—	(193)
New instruments originated or purchased	1,508	—	—	1,508
Allowance for expected credit losses as of December 31, 2021	1,790	—	—	1,790
A.    Credit risk (continued)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	103	10	—	113
Transfer to lifetime expected credit losses	(10)	10	—	—
Net effect of changes in allowance for expected credit losses	15	23	—	38
Financial instruments that have been derecognized during the year	(76)	(10)	—	(86)
New instruments originated or purchased	430	—	—	430
Allowance for expected credit losses as of December 31, 2020	462	33	—	495
Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2020	43	—	—	43
Financial instruments that have been derecognized during the year	(17)	—	—	(17)
Allowance for expected credit losses as of December 31, 2021	26	—	—	26
Securities at fair value through other comprehensive income (FVOCI)

	Stage 1	Stage 2	Stage 3	Total
Allowance for expected credit losses as of December 31, 2019	—	—	—	—
New instruments originated or purchased	43	—	—	43
Allowance for expected credit losses as of December 31, 2020	43	—	—	43
The following table provides a reconciliation between:
-    Amounts shown in the previous tables reconciling opening and closing balances of loss allowance per class of financial instrument; and
-    The (reversal) provision for credit losses’ line item in the consolidated statement of profit or loss and other comprehensive income.
A.    Credit risk (continued)

			Securities
December 31, 2021	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	(2,477)	(54)	(20)	—	(2,551)
Financial instruments that have been derecognized during the year	(14,715)	(1,948)	(193)	(17)	(16,873)
New financial assets originated or purchased	17,343	2,901	1,508	—	21,752
Total	151	899	1,295	(17)	2,328

			Securities
December 31, 2020	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	13,459	79	38	—	13,576
Financial instruments that have been derecognized during the year	(28,036)	(1,885)	(86)	—	(30,007)
New financial assets originated or purchased	12,828	1,666	430	43	14,967
Total	(1,749)	(140)	382	43	(1,464)

			Securities
December 31, 2019	Loans at amortized cost	Loan commitments and financial guarantee contracts	At amortized cost	FVOCI	Total
Net effect of changes in allowance for expected credit losses	11,714	153	(18)	—	11,849
Financial instruments that have been derecognized during the year	(36,534)	(2,506)	(46)	(173)	(39,259)
New financial assets originated or purchased	25,695	2,108	37	—	27,840
Total	875	(245)	(27)	(173)	430
A.    Credit risk (continued)
v.Credit-impaired financial assets
Credit-impaired loans and advances are graded 8 to 10 in the Bank’s internal credit risk grading system.
The following table sets out a reconciliation of changes in the carrying amount of allowance for credit losses for credit-impaired loans

	December 31, 2021	December 31, 2020
Credit-impaired loans and advances at beginning of year	4,588	54,573
Classified as credit-impaired during the year	—	2,100
Change in allowance for expected credit losses	191	(744)
Recoveries of amounts previously written off	160	139
Interest income	247	626
Write-offs	—	(52,106)

Credit-impaired loans and advances at end of year	5,186	4,588
During the year ended December 31, 2020, the sale of the outstanding credit-impaired loan in Stage 3, classified at amortized cost, was made for $11.6 million. This sale resulted in a write off against the allowance for credit losses of $52.1 million.
vi.Concentrations of credit risk
The Bank monitors concentrations of credit risk by sector, industry and country. An analysis of concentrations of credit risk from loans, loan commitments, financial guarantees and investment securities is as follows.
A.    Credit risk (continued)
Concentration by sector and industry

					Securities
	Loans at amortized cost		Loan commitments and financial guarantee contracts		At amortized cost		FVOCI
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Carrying amount - principal	5,734,605	4,911,397	201,515	74,366	631,123	164,074	193,488	231,348
Amount committed/guaranteed	—	—	603,759	564,898	—	—	—	—

Concentration by sector
Corporations:
Private	1,934,056	1,425,929	336,181	276,249	362,085	56,979	59,096	60,403
State-owned	1,085,211	741,791	47,144	92,299	43,266	29,985	—	23,858
Financial institutions:
Private	2,123,881	2,231,742	140,289	65,434	127,690	33,715	—	—
State-owned	567,847	476,520	281,660	205,282	46,496	28,276	134,392	141,974
Sovereign	23,610	35,415	—	—	51,586	15,119	—	5,113
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Concentration by industry
Financial institutions	2,691,728	2,708,262	421,949	270,716	174,186	61,991	134,392	141,974
Manufacturing	1,122,325	760,985	193,169	173,493	180,088	66,053	44,586	45,654
Oil and petroleum derived products	1,091,264	586,030	62,208	98,189	74,954	20,911	14,510	38,607
Agricultural	267,382	336,715	—	—	—	—	—	—
Services	220,942	264,597	55,612	63,086	66,609	—	—	—
Mining	95,364	94,955	—	—	9,912	—	—	—
Sovereign	23,610	35,415	—	—	51,586	15,119	0	5,113
Other	221,990	124,438	72,336	33,780	73,788	—	—	—
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348
A.    Credit risk (continued)
Risk rating and concentration by country.

					Securities
	Loans at amortized cost		Loan commitments and financial guarantee contracts		At amortized cost		FVOCI
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Carrying amount - principal	5,734,605	4,911,397	201,515	74,366	631,123	164,074	193,488	231,348
Amount committed/guaranteed	—	—	603,759	564,898	—	—	—	—

Rating
1-4	3,016,938	2,582,794	312,016	247,425	453,627	108,505	193,488	231,348
5-6	2,524,147	2,096,138	201,296	237,807	177,496	55,569	—	—
7-8	193,520	232,465	291,962	154,032	—	—	—	—
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348

Concentration by country
Argentina	74,252	130,944	—	—	—	—	—	—
Australia	—	—	—	—	9,900	—	—	—
Belgium	17,374	9,807	—	—	—	—	—	—
Bolivia	3,000	12,000	2,983	2,800	—	—	—	—
Brazil	1,101,999	971,652	—	50,000	99,082	41,128	—	—
Canada	—	—	—	—	13,786	—	—	—
Chile	625,119	533,945	41,932	7,911	105,730	11,992	—	28,972
Colombia	795,467	714,258	50,630	50,333	38,038	29,998	—	—
Costa Rica	180,480	146,200	89,442	56,876	1,984	—	—	—
Dominican Republic	275,423	202,433	16,499	16,500	4,947	—	—	—
Ecuador	37,446	45,511	281,075	165,275	—	—	—	—
El Salvador	73,500	40,000	6,867	1,087	—	—	—	—
France	179,491	150,810	62,172	84,862	—	—	—	—
Germany	—	—	7,000	—	—	—	—	—
Guatemala	431,543	281,485	58,145	43,845	3,051	—	—	—
Honduras	32,192	10,199	18,286	345	—	—	—	—
Hong Kong	17,600	1,800	—	—	—	—	—	—
Israel	—	—	—	—	4,968	—	—	—
Jamaica	5,215	23,274	—	—	—	—	—	—
Luxembourg	117,700	50,000	—	—	—	—	—	—
Mexico	726,922	607,099	4,000	4,995	55,620	43,910	—	—
Panama	203,115	241,097	66,973	61,435	22,807	10,399	—	—
Paraguay	98,112	100,816	9,430	11,800	—	—	—	—
Peru	343,485	272,752	65,091	47,245	64,134	26,647	—	—
Singapore	58,117	75,095	10,750	—	—	—	—	—
Switzerland	—	—	—	—	—	—	—	—
Trinidad and Tobago	140,537	165,995	—	—	—	—	—	—
United States of America	19,000	113,816	—	—	207,076	—	88,170	89,794
United Kingdom	42,700	10,409	—	—	—	—	—	—
Uruguay	134,816	—	13,999	33,955	—	—	—	—
Multilateral	—	—	—	—	—	—	105,318	112,582
Total	5,734,605	4,911,397	805,274	639,264	631,123	164,074	193,488	231,348
A.    Credit risk (continued)
vi.Offsetting financial assets and liabilities
The following tables include financial assets and liabilities that are offset in the consolidated financial statement or subject to an enforceable master netting arrangement:
a)Derivative financial instruments – assets

December 31, 2021
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging	10,805	—	10,805	—	(5,030)	5,775
Total	10,805	—	10,805	—	(5,030)	5,775

December 31, 2020
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Derivative financial instruments used for hedging	27,778	—	27,778	—	(24,720)	3,058
Total	27,778	—	27,778	—	(24,720)	3,058
A.    Credit risk (continued)
b)Securities sold under repurchase agreements and derivative financial instruments – liabilities

December 31, 2021
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Securities sold under repurchase agreements	(427,497)	—	(427,497)	498,274	3,110	73,887

Derivative financial instruments used for hedging	(28,455)	—	(28,455)	—	28,942	487
Total	(455,952)	—	(455,952)	498,274	32,052	74,374

December 31, 2020
		Gross amounts offset in the consolidated statement of financial position	Net amount of assets presented in the consolidated statement of financial position	Gross amounts not offset in the consolidated statement of financial position
Description	Gross amounts of assets			Financial instruments	Cash collateral received	Net Amount
Securities sold under repurchase agreements	(10,663)	—	(10,663)	11,998	18	1,353

Derivative financial instruments used for hedging	(9,211)	—	(9,211)	—	7,786	(1,425)
Total	(19,874)	—	(19,874)	11,998	7,804	(72)
B.Liquidity risk
i.Exposure to liquidity risk
The key measure used by the Bank for managing liquidity risk is the ratio of net liquid assets to deposits from customers and short-term funding. For this purpose, ‘net liquid assets’ includes cash and cash equivalents which consist of deposits from banks and customers, as well as corporate debt securities rated A- or above.
B.Liquidity risk (continued)
i.Exposure to liquidity risk (continued)
The following table details the Bank’s liquidity ratios, described in the previous paragraph, as of December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020
At the end of the year	199.19%	249.42%
Year average	122.80%	115.98%
Maximum of the year	306.82%	249.42%
Minimun of the year	66.43%	53.26%
The following table includes the Bank’s liquid assets by country risk:

	December 31, 2021			December 31, 2020
(in millions of USD dollars)	Cash and due from banks	Securities FVOCI	Total	Cash and due from banks	Securities FVOCI	Total
United State of America	1,203	89	1,292	690	90	780
Other O.E.C.D countries	—	—	—	100	—	100
Latin America	8	—	8	6	—	6
Other countries	—	—	—	—	—	—
Multilateral	—	105	105	50	112	162
Total	1,211	194	1,405	846	202	1,048
The following table includes the Bank’s demand deposits from customers and its ratio to total deposits from customers:

	December 31, 2021	December 31, 2020
(in millions of USD dollars)
Demand and "overnight" deposits	362	171
Demand and "overnight" deposits to total deposits	11.92%	5.44%
The liquidity requirements resulting from the Bank’s demand deposits from customers is satisfied by the Bank’s liquid assets as follows:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Total liquid assets	1,404	1,048
Total assets to total liabilities	46.26%	33.40%
Total liquid assets in the Federal Reserve of the United States of America	85.52%	65.68%
B.    Liquidity risk (continued)
i.Exposure to liquidity risk (continued)
Even though the average term of the Bank’s assets exceeds the average term of its liabilities, the associated liquidity risk is diminished by the short-term nature of a significant portion of the loan portfolio, since the Bank is primarily engaged in financing foreign trade.
The following table includes the carrying amount for the Bank’s loans and securities short-term portfolio with maturity within one year based on their original contractual term together with its average remaining term:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Loan portfolio at amortized cost and investment portfolio less than/equal to 1 year according to its original terms	3,426	3,114
Average term (days)	191	195
The following table includes the carrying amount for the Bank’s loans and securities medium term portfolio with maturity over one year based on their original contractual terms together with their average remaining term:

(in millions of USD dollars)	December 31, 2021	December 31, 2020
Loan portfolio at amortized cost and investment portfolio greater than/equal to 1 year according to its original terms	3,134	2,193
Average term (days)	1365	1382
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets
The following table details the future undiscounted cash flows of financial assets and liabilities grouped by their remaining maturity with respect to the contractual maturity:

	December 31, 2021
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 Years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	1,253,052	—	—	—	—	1,253,052	1,253,052
Securities and other financial assets, net	36,984	44,743	179,219	599,397	—	860,343	831,913
Loans, net	1,936,018	1,040,765	1,349,286	1,568,311	151,529	6,045,909	5,713,022
Derivative financial instruments - assets	2,791	3,592	—	4,422	—	10,805	10,805
Total	3,228,845	1,089,100	1,528,505	2,172,130	151,529	8,170,109	7,808,792

Liabilities
Deposits	(2,641,995)	(310,326)	(79,034)	(8,090)	—	(3,039,445)	(3,037,457)
Securities sold under repurchase agreements	(333,031)	(60,218)	—	(35,515)	—	(428,764)	(427,497)
Borrowings and debt, net	(583,283)	(726,715)	(802,911)	(1,348,323)	(16,536)	(3,477,768)	(3,333,233)
Derivative financial instruments - liabilities	—	(4,821)	(7,773)	(15,145)	(716)	(28,455)	(28,455)
Total	(3,558,309)	(1,102,080)	(889,718)	(1,407,073)	(17,252)	(6,974,432)	(6,826,642)

Contingencies
Confirmed lettes of credit	149,672	62,123	2,435	—	—	214,230	214,230
Stand-by letters of credit and guarantees	75,245	118,287	54,375	20,289	—	268,196	268,196
Credit commitments	35,000	—	45,000	41,333	—	121,333	121,333
Total	259,917	180,410	101,810	61,622	—	603,759	603,759
Net position	(589,381)	(193,390)	536,977	703,435	134,277	591,918	378,391
B.    Liquidity risk (continued)
ii.    Maturity analysis for financial liabilities and financial assets (continued)

	December 31, 2020
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 Years	Gross inflows (outflows)	Carrying amount
Assets
Cash and due from banks	863,831	—	—	—	—	863,831	863,812
Securities and other financial assets, net	11,541	20,961	60,311	312,027	—	404,840	398,068
Loans, net	1,712,049	998,923	1,255,069	293,489	1,156,625	5,416,155	4,896,647
Derivative financial instruments - assets	—	119	129	26,691	839	27,778	27,778
Total	2,587,421	1,020,003	1,315,509	632,207	1,157,464	6,712,604	6,186,305

Liabilities
Deposits	(2,678,292)	(166,832)	(293,306)	(6,638)	—	(3,145,068)	(3,140,875)
Securities sold under repurchase agreements	—	(5,784)	(4,977)	—	—	(10,761)	(10,663)
Borrowings and debt, net	(166,034)	(60,816)	(456,932)	(1,425,806)	(24,922)	(2,134,510)	(1,994,245)
Derivative financial instruments - liabilities	(3,020)	(1,081)	(71)	(5,039)	—	(9,211)	(9,211)
Total	(2,847,346)	(234,513)	(755,286)	(1,437,483)	(24,922)	(5,299,550)	(5,154,994)

Contingencies
Confirmed lettes of credit	167,301	29,466	20,015	—	—	216,782	216,782
Stand-by letters of credit and guarantees	35,041	106,943	55,963	12,550	—	210,497	210,497
Credit commitments	—	—	4,286	133,333	—	137,619	137,619
Total	202,342	136,409	80,264	145,883	—	564,898	564,898
Net position	(462,267)	649,081	479,959	(951,159)	1,132,542	848,156	466,413
The amounts in the tables above have been compiled as follows:

Type of financial instrument	Basis on which amounts are compiled
Financial assets and liabilities	Undiscounted cash flows, which include estimated interest payments.

Issued financial guarantee contracts, and loan commitments	Earliest possible contractual maturity. For issued financial guarantee contracts, the maximum amount of the guarantee is allocated to the earliest period in which the guarantee could be called.

Derivative financial assets and financial liabilities	Contractual undiscounted cash flows. The amounts shown are the gross nominal inflows and outflows for derivatives that simultaneously settle gross or net amounts.
iii.    Liquidity reserves
As part of the management of liquidity risk arising from financial liabilities, the Bank holds liquid assets comprising cash and cash equivalents.
B.    Liquidity risk (continued)
iii.    Liquidity reserves (continued)
The following table sets out the components of the Banks’s liquidity reserves:

	December 31, 2021		December 31, 2020
	Amount	Fair Value	Amount	Fair Value
Balances with Federal Reserve of the United States of America	1,201,101	1,201,101	688,612	688,612
Cash and balances with other bank (1)	9,900	9,900	157,396	157,396
Total Liquidity reserves	1,211,001	1,211,001	846,008	846,008
(1)Excludes pledged deposits.
iv.    Financial assets available to support future funding
The following table sets out the Bank’s financial assets available to support future funding :

	December 31, 2021
	Guaranteed	Available as collateral
Cash and due from banks	42,051	1,211,001
Notional of investment securities	447,588	343,319
Loans at amortized cost	—	5,734,605
Total assets	489,639	7,288,925

	December 31, 2020
	Guaranteed	Available as collateral
Cash and due from banks	17,804	846,008
Notional of investment securities	11,450	371,900
Loans at amortized cost	—	4,911,397
Total assets	29,254	6,129,305
C.    Market risk
The Bank manages market risk by considering the consolidated financial situation of the Bank. For the definition of market risk and information on how the Bank manages the market risks of trading and non-trading portfolios, see Note 6.
C.    Market risk (continued)
i.    Interest rate risk
The following is a summary of the Bank’s interest rate gap position for the financial assets and liabilities based on their next repricing date:

	December 31, 2021
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	1,249,545	—	—	—	—	3,507	1,253,052
Securities and other financial assets	26,693	28,906	121,834	647,178	—	—	824,611
Loans	2,510,544	1,593,471	1,378,589	246,721	10,593	—	5,739,918
Total assets	3,786,782	1,622,377	1,500,423	893,899	10,593	3,507	7,817,581

Liabilities
Demand deposits and time deposits	(2,634,776)	(309,601)	(78,439)	(8,000)	—	(5,412)	(3,036,228)
Securities sold under repurchase agreements	(332,417)	(60,052)	—	(35,028)	—	—	(427,497)
Borrowings and debt	(1,265,779)	(653,454)	(452,621)	(933,671)	(16,386)	—	(3,321,911)
Total liabilities	(4,232,972)	(1,023,107)	(531,060)	(976,699)	(16,386)	(5,412)	(6,785,636)

Net effect of derivative financial instruments held for interest risk management	2,791	(1,230)	(7,773)	(10,722)	(716)	—	(17,650)
Total interest rate sensitivity	(443,399)	598,040	961,590	(93,522)	(6,509)	(1,905)	1,014,295
C.    Market risk (continued)
i.    Interest rate risk (continued)

	December 31, 2020
Description	Up to 3 months	3 to 6 months	6 months to 1 year	1 to 5 years	More than 5 years	Non interest rate risk	Total
Assets
Cash and due from banks	859,481	—	—	—	—	4,331	863,812
Securities and other financial assets	9,554	9,139	55,960	320,769	—	—	395,422
Loans	3,468,477	895,794	434,813	117,262	—	—	4,916,346
Total assets	4,337,512	904,933	490,773	438,031	—	4,331	6,175,580

Liabilities
Demand deposits and time deposits	(2,675,867)	(166,317)	(290,000)	(6,500)	—	(216)	(3,138,900)
Securities sold under repurchase agreements	—	(5,728)	(4,935)	—	—	—	(10,663)
Borrowings and debt	(1,103,703)	(45,859)	(16,511)	(794,522)	(24,475)	—	(1,985,070)
Total liabilities	(3,779,570)	(217,904)	(311,446)	(801,022)	(24,475)	(216)	(5,134,633)

Net effect of derivative financial instruments held for interest risk management	(3)	(373)	58	15,982	839	—	16,503
Total interest rate sensitivity	557,939	686,656	179,385	(347,009)	(23,636)	4,115	1,057,450
Management of interest rate risk is complemented by monitoring the sensitivity of the Bank’s financial assets and liabilities to various standard interest rate scenarios. Standard scenarios that are considered on a monthly basis include a 50bps, 100bps and 200bps, parallel fall or rise in all yield curves which are assessed accordingly to market conditions.
Following is an analysis of the Bank’s sensitivity to the most likely increase or decrease in market interest rates at the reporting date, assuming no asymmetrical movements in yield curves and a constant financial position:

	Change in interest rate	Effect on profit or loss	Effect on equity
December 31, 2021	+50 bps	(45)	17,232
	-50 bps	(2,297)	10,772

December 31, 2020	+50 bps	1,182	16,618
	-50 bps	(5,161)	107
Interest rate movements affect reported equity in the following ways:
-    Retained earnings: increases or decreases in net interest income and in fair values of derivatives reported in profit or loss;
-    Fair value reserve: increases or decreases in fair values of financial assets at FVOCI reported directly in equity; and
C.    Market risk (continued)
i.    Interest rate risk (continued)
-    Hedging reserve: increases or decreases in fair values of hedging instruments designated in qualifying cash flow hedge relationships.
This sensitivity provides an analyses of changes in interest rates, considering last year interest rate volatility.

Managing interest rate benchmark reform and any risks arising due to reform

Fundamental reform of significant interest rate benchmarks is being undertaken globally, including the replacement of interbank offered rates (IBORs) with alternative nearly risk-free rates. Due to the nature of its business, the Bank’s portfolio is mainly constituted of short-term fixed rate assets and liabilities. However, the Bank has exposures to IBORs (USD LIBOR only) on its financial instruments that will be replaced or reformed.
The Bank has established the LIBOR Transition Steering Committee (LTSC), whose purpose is to monitor and manage the transition to alternative rates. The Committee assesses the extent to which contracts reference IBOR cash flows, whether such contracts need to be amended as a result of IBOR Reform and how to manage communication about IBOR Reform with counterparties collaborating with other business functions as needed. The Committee provides Management and the Board of Directors periodic reports of the risks arising from IBOR Reform.
The Alternative Reference Rates Committee (ARRC) was established by the US Federal Reserve to ensure the successful transition of the USD LIBOR rate to an alternative interest rate. The ARRC is comprised of private sector entities – which participate in markets affected by USD LIBOR – and other government entities, including financial sector regulators in the United States. In May 2021, the ARRC stipulated that the USD LIBOR rate will continue to be published until June 30, 2023 and set this as the deadline to complete the modification of the contracts that must include the transition language towards the new reference rate, which had initially been set for the end 2021.
Management began the process of evaluating its existing contracts at the end of 2020. As of December 31, 2021, the Bank has an inventory of contingent loans and credits that will need to be modified to incorporate the transition language to Secured Overnight Funding Rate (SOFR), following the recommendations of the ARRC and the Loan Syndications and Trading Association (LSTA). As of December 31, 2021, the Bank completed the review and modification of most of the models for the borrowings and debt contracts, incorporating the transition language terms to the new reference rate. The Bank plans to finalize the modification process before the cessation date set out by the ARRC.

The main risks to which the Bank is exposed to as a result of IBOR reform are operational. Such operational risks include the renegotiation of loan contracts through bilateral negotiations with customers, updating of contractual terms, updating of systems that use USD LIBOR curves and revision of operational controls related to the Reform. Financial risk is predominantly limited to interest rate risk.

a.Non-derivative financial instruments and loan commitments

Quantitative Information

The Bank has USD LIBOR exposures on floating-rate loans, borrowings and loan commitments. Disaggregated information of such financial instruments that have yet to transition to an alternative benchmark rate as at the end of the reporting period December 31, 2021 is the following. The information presented is the remaining exposure as at each reporting period.
C.    Market risk (continued)
a.Non-derivative financial instruments and loan commitments (continued)

	USD LIBOR as of December 31, 2021	USD LIBOR as of December 31, 2022	USD LIBOR as of June 30, 2023
	(Notional in US $ thousands)	(Notional in US $ thousands)	(Notional in US $ thousands)
Non-derivative financial assets
Loans	2,293,004	1,280,743	1,091,080

Non-derivative financial liabilities
Borrowings	392,500	62,500	12,500

Loan commitments	13,333	13,333	13,333

The uncertainty about when and how the transition will occur at a new reference rate may affect a hedging relationship – e.g., its effectiveness assessment and highly probable assessment of the hedged item. For these assessments, the Bank assumes that the hedged benchmark interest rate, the cash flows of the hedged item and/or the hedging instrument will not be altered as a result of IBOR Reform.

If a hedging relationship impacted by uncertainty about IBOR Reform has not been highly effective during the financial reporting period, the Bank will assess whether the hedge is expected to be highly effective prospectively and whether the effectiveness of the hedging relationship can be reliably measured. The hedging relationship will not be discontinued as long as it meets all hedge accounting criteria, with the exception of the requirement that the hedge be highly effective.

Hedging relationships impacted by uncertainty about IBOR Reform may experience ineffectiveness attributable to market participants' expectations of when the shift from the existing IBOR benchmark rate to an alternative benchmark interest rate will occur. This transition may occur at different times for the hedged item and the hedging instrument, which may lead to hedge ineffectiveness. The Bank has measured its hedging instruments indexed to IBORs using available quoted market rates for IBOR-based instruments of the same tenor and similar maturity and has measured the cumulative change in the present value of hedged cash flows attributable to changes in IBOR on a similar basis.

The Bank has evaluated the extent to which its fair value and cash flow hedging relationships are subject to uncertainty driven by IBOR Reform as at the reporting date. The Bank's hedged items and hedging instruments continue to be indexed to USD LIBOR benchmark rates. These USD LIBOR benchmark rates are quoted each day and IBOR cash flows are exchanged with its counterparties as usual.

The Bank's derivative instruments are guided by ISDA's 2006 definitions. ISDA has reviewed its definitions in light of IBOR Reform and issued an IBOR fallbacks supplement on October 23, 2020.

This supplement creates fallback provisions in derivative instruments that describe which floating rates will apply upon the permanent discontinuation of certain key IBOR rates. In mid-2021, the Bank joined the ISDA protocol containing the transitional fallback supplement. With the adherence of the Bank and its counterparties to this protocol, the Bank automatically incorporated SOFR language into its derivative financial instruments for risk management and hedge accounting purposes.

The Bank maintains a limited exposure to USD LIBOR risk on derivative financial instruments used for risk management purposes whose maturity exceeds the waiver date approved by the ARRC extending the publication of the USD LIBOR benchmark rate until June 30, 2023.
C.    Market risk (continued)
b.Derivative financial instruments used for risk management and hedge accounting purposes

As of December 31, 2021, the Bank's exposure is limited to US68.8 million notional amount on one cross-currency rate swap contract hedging the fair value of a fixed rate Euro issuance made under the Euro Medium Term Notes (EMTN) program. Given that the hedged item is not benchmarked to USD LIBOR and that the Bank and its counterparties adhered to the ISDA protocol, the Bank does not consider that there is any impact from the IBOR Reform that could affect this hedging position.

Quantitative Information

Disaggregated information by derivative financial instruments based on floating USD LIBOR rate, that have yet to transition to an alternative benchmark rate as at the end of the reporting period December 31, 2021 is the following. The information presented is the remaining notional amount as at each reporting period.

	USD LIBOR as at December 31, 2021	USD LIBOR as at December 31, 2022	USD LIBOR as at June 30, 2023
	(Notional US$,000)	(Notional US$,000)	(Notional US$,000 )
Derivatives held for risk management
Derivative financial instruments - assets	3,006	1,937	—
Derivative financial instruments - liabilities	400,414	88,768	68,768
iii.    Foreign exchange risk
The following table presents the maximum exposure amount in foreign currency of the Bank’s carrying amount of total assets and liabilities, excluding derivative financial assets and liabilities, based on their fair value.

	December 31, 2021
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies (1)	Total
Exchance rate	5.57	1.14	115.15	4,072.94	20.46
Assets
Cash and due from banks	—	7	1	21	1,531	34	1,594
Loans	—	—	—	—	222,747	—	222,747
Total Assets	—	7	1	21	224,278	34	224,341

Liabilities
Borrowings and debt	—	—	—	—	(224,384)	—	(224,384)
Total liabilities	—	—	—	—	(224,384)	—	(224,384)

Net currency position	—	7	1	21	(106)	34	(43)
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.
C.    Market risk (continued)
iii.    Foreign exchange risk (continued)

	December 31, 2020
	Brazilian Real	European Euro	Japanese Yen	Colombian Peso	Mexican Peso	Other Currencies (1)	Total
Exchance rate	5.19	1.22	103.23	3,430.19	19.92
Assets
Cash and due from banks	81	13	1	20	1,615	80	1,810
Loans	—	—	—	—	182,395	—	182,395
Total Assets	81	13	1	20	184,010	80	184,205

Liabilities
Borrowings and debt	—	—	—	—	(183,863)	—	(183,863)
Total liabilities	—	—	—	—	(183,863)	—	(183,863)

Net currency position	81	13	1	20	147	80	342
(1)It includes other currencies such as: Argentine pesos, Australian dollar, Swiss franc, Sterling pound, Peruvian soles, and Chinese renminbi.